Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2019
Entity Registrant Name	VanEck Vectors ETF Trust
Entity Central Index Key	0001137360
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Sep. 01, 2019